Derivatives - Fair Value and Balance Sheet Location of Contracts (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 114
Derivative Liability	$ 23	$ 31